Loss Before Income Tax - Schedule of Other Gains and Losses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit Loss [Abstract]
Net foreign exchange gains (losses)	$ (210,647)	$ (135,413)	$ 95,894
(Loss) Gain on disposal of property, plant and equipment	968	(74,195)
Net gain(loss) on fair value changes of financial assets and liabilities at fair value through profit or loss	78,038	(46,985)	60,004
Loss on lease modification		(64,287)
Others	2,342	(6,678)	57,345
Other gains and losses	$ (129,299)	$ (327,558)	$ 213,243